TLIC LETTERHEAD

August 31, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VUL-A
Legacy Builder Plus/Inheritance Builder Plus
File No. 811-9115, CIK 0001074342
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VUL-A, a unit investment trust registered under the Act, recently mailed to its policyholders the semi-annual report for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds - Series 1 Shares, Dreyfus Stock Index Fund - Initial Class, Dreyfus Variable Investment Fund, MFS® Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Variable Insurance Products Fund - Service Class 2. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi-annual reports were filed with the Commission via EDGAR on the dates indicated:

AEGON/Transamerica Series Trust (CIK: 0000778207) filed August 19, 2005

AIM Variable Insurance Funds - Series 1 Shares (CIK: 0000896435) filed August 25, 2005

Dreyfus Stock Index Fund - Initial Class (CIK 0000846800) filed August 18, 2005

Dreyfus Variable Investment Fund (CIK: 0000813383) filed August 10, 2005

MFS® Variable Insurance Trust(SM) (CIK: 0000918571) filed August 26, 2005

Oppenheimer Variable Account Funds (CIK: 0000752737) filed August 29, 2005

Variable Insurance Products Fund (CIK: 0000356494) filed August 25, 2005

To the extent necessary, these filing are incorporated herein by reference.

Very truly yours,

/s/ Priscilla I. Hechler

Priscilla I. Hechler

Assistant Vice President and Assistant Secretary

cc: Kim Estrada